Goodwill	12 Months Ended
Mar. 31, 2019
Goodwill
Goodwill

16.Goodwill

Changes in the carrying amount of goodwill by segment for the years ended March 31, 2018 and 2019 were as follows:

			Digital media	Innovation
	Core	Cloud	and	initiatives and
	commerce	computing	entertainment	others	Total
	(in millions of RMB)
Balance as of April 1, 2017	79,855	368	40,521	4,676	125,420
Additions (i)	37,458	—	335	—	37,793
Impairment	—	—	(494)	—	(494)
Foreign currency translation adjustments	(515)	—	(55)	—	(570)
Balance as of March 31, 2018	116,798	368	40,307	4,676	162,149
Additions (i)	80,760	1,118	20,165	575	102,618
Foreign currency translation adjustments	157	(25)	36	—	168
Balance as of March 31, 2019	197,715	1,461	60,508	5,251	264,935

(i)During the year ended March 31, 2018, additions under the core commerce segment were primarily related to the acquisition of Cainiao Network (Note 4(f)).

During the year ended March 31, 2019, additions under the core commerce segment and the digital media and entertainment segment were primarily related to the acquisitions of Koubei and Ele.me (Note 4(c)) and the acquisition of Alibaba Pictures (Note 4(b)), respectively.

Gross goodwill balances were RMB166,093 million and RMB268,879 million as of March 31, 2018 and 2019, respectively. Accumulated impairment losses were RMB3,944 million as of March 31, 2018 and 2019.

In the annual goodwill impairment assessment, the Company concluded that the carrying amounts of certain reporting units exceeded their respective fair values and recorded impairment losses of nil,  RMB494 million and nil during the years ended March 31, 2017, 2018 and 2019, respectively. The impairment losses were resulted from a revision of long-term financial outlook and the change in business model of those reporting units. The impairment loss was determined by comparing the carrying amounts of goodwill associated with the reporting units with their respective implied fair values of the goodwill. The goodwill impairment is presented as an unallocated item in the segment information (Note 25) because the CODM of the Company does not consider this as part of the segment operating performance measure.